Concentration and Risks - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 19,902,484	¥ 12,472,010